Subsequent Events (Details)	1 Months Ended
Aug. 27, 2020
Subsequent Event [Member]
Subsequent Events (Textual)
Subsequent Events, description	The board of directors approved, subject to shareholders approval, the grant of an aggregate of 32,000 options exercisable into 32,000 ordinary shares at an exercise price of $9.12 per share, to four of the Company's board members.